FAIR VALUE MEASUREMENT (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Due in 1 year	$ 7,732
Due in 2 years	8,011
Due in 3 years	5,726
Due in 4 years	6,112
Due in 5 years	3,773
Due after 5 years	1,541
Marketable securities	$ 32,895